Loans and Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 5,154	$ 2,081
Sales	(2,327)	(2,166)
Transfers to MLHFS/LHFS	(2,012)	(2,612)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	2,028	2,065
Sales	(1,797)	(1,905)
Transfers to MLHFS/LHFS	(123)	(617)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	3,126	16
Sales	(530)	(261)
Transfers to MLHFS/LHFS	$ (1,889)	$ (1,995)